Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,266,901.79

Principal:
Principal Collections	$14,865,288.58
Prepayments in Full	$7,523,550.06
Liquidation Proceeds	$146,464.24
Recoveries	$69,974.85
Sub Total	$22,605,277.73
Collections	$23,872,179.52

Purchase Amounts:
Purchase Amounts Related to Principal	$427,657.33
Purchase Amounts Related to Interest	$2,650.15
Sub Total	$430,307.48

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,302,487.00

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,302,487.00
Servicing Fee	$336,643.28	$336,643.28	$0.00	$0.00	$23,965,843.72
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,965,843.72
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,965,843.72
Interest - Class A-3 Notes	$92,958.80	$92,958.80	$0.00	$0.00	$23,872,884.92
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$23,725,846.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,725,846.42
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$23,658,372.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,658,372.67
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$23,608,386.84
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,608,386.84
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$23,545,246.84
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,545,246.84
Regular Principal Payment	$22,107,595.47	$22,107,595.47	$0.00	$0.00	$1,437,651.37
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,437,651.37
Residual Released to Depositor	$0.00	$1,437,651.37	$0.00	$0.00	$0.00
Total		$24,302,487.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$22,107,595.47
Total					$22,107,595.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,107,595.47	$46.55	$92,958.80	$0.20	$22,200,554.27	$46.75
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$22,107,595.47	$13.73	$420,596.88	$0.26	$22,528,192.35	$13.99

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$141,203,244.68	0.2973326	$119,095,649.21	0.2507805
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$388,473,244.68	0.2412772	$366,365,649.21	0.2275464

Pool Information
Weighted Average APR	3.911%	3.908%
Weighted Average Remaining Term	30.06	29.26
Number of Receivables Outstanding	32,574	31,525
Pool Balance	$403,971,933.38	$380,810,687.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$388,473,244.68	$366,365,649.21
Pool Factor	0.2453970	0.2313275

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$14,445,038.08
Targeted Overcollateralization Amount	$14,445,038.08
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$14,445,038.08

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		95	$198,285.88
(Recoveries)		115	$69,974.85
Net Loss for Current Collection Period			$128,311.03
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3811%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.2760%
Second Preceding Collection Period			0.5263%
Preceding Collection Period			0.7778%
Current Collection Period			0.3924%
Four Month Average (Current and Preceding Three Collection Periods)			0.4931%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,073	$8,814,081.91
(Cumulative Recoveries)			$1,167,084.04
Cumulative Net Loss for All Collection Periods			$7,646,997.87
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4645%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,164.03
Average Net Loss for Receivables that have experienced a Realized Loss			$1,877.49

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.92%	461	$7,307,690.21
61-90 Days Delinquent	0.26%	52	$986,974.40
91-120 Days Delinquent	0.05%	10	$174,997.45
Over 120 Days Delinquent	0.25%	49	$961,513.45
Total Delinquent Receivables	2.48%	572	$9,431,175.51

Repossession Inventory:
Repossessed in the Current Collection Period		24	$410,717.57
Total Repossessed Inventory		34	$735,914.06

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3605%
Preceding Collection Period			0.3776%
Current Collection Period			0.3521%
Three Month Average			0.3634%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	31

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer